Consolidated Statement of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Cash flows from operating activities
Loss before income tax	$ (2,465,679)	$ (322,944)
Adjustments for:
- Prepaid forward purchase agreement written-off		969
- Depreciation of property, plant and equipment	807,756	781,394
- Amortisation of intangible assets	604,652	559,340
- Interest income	(6)	(3)
- Interest expense	122,217	147,128
- Employee equity incentive plan	1,237,876
- Foreign exchange adjustment	(35)	(191,391)
Total adjustments	306,781	974,493
Changes in operating assets and liabilities :
- Trade and other receivables	(77,676)	40,746
- Inventories	(13,666)	(14,498)
- Trade and other payables	722,885	(1,043,521)
Net cash used in operating activities	938,324	(42,780)
Cash flows from investing activities
Purchase of property, plant and equipment	(180,126)	(38,697)
Additions to intangible assets	(1,017,303)	(653,849)
Interest received	6	3
Net cash used in investing activities	(1,197,423)	(692,543)
Changes from financing cash flows:
Proceeds from bank borrowings		747,197
Repayment of bank borrowings	(680,821)	(1,691,453)
Shares issuance	760,000	2,459,675
Shares issuance expense	(40,768)
Repayment of underwriting fees		(600,000)
Repayments of lease liabilities	(150,173)	(143,228)
Interest paid	(122,217)	(147,128)
Net cash (used in)/generated from financing activities	(233,979)	625,063
Net decrease in cash and bank balances	(493,078)	(110,260)
Cash and cash equivalents
Beginning of the financial year	634,882	366,761	$ 366,761
End of the financial period	141,804	256,501	634,882
Beginning balance	6,467,138	7,945,285	7,945,285
Changes from financing cash flows:
Repayment of bank loans	(680,821)		(1,380,703)
Principal element of lease payments	(150,173)		(195,785)
Borrowing cost paid	(122,217)		(350,145)
Total change from financing cash flows	(953,211)		(1,926,633)
Other changes:
Exchange adjustments	557,669		(175,118)
New lease			273,459
Interest expenses	122,217		350,145
Total other changes	679,886		448,486
Ending balance	6,193,813		6,467,138
Lease liabilities [member]
Adjustments for:
- Interest expense	30,611	26,129
Cash and cash equivalents
Beginning balance	2,147,956	2,166,806	2,166,806
Changes from financing cash flows:
Repayment of bank loans
Principal element of lease payments	(150,173)		(195,785)
Borrowing cost paid	(30,611)		(53,725)
Total change from financing cash flows	(180,784)		(249,510)
Other changes:
Exchange adjustments	266,113		(96,524)
New lease			273,459
Interest expenses	30,611		53,725
Total other changes	296,724		230,660
Ending balance	2,263,896		2,147,956
Interest- bearing bank and other borrowings [member]
Cash and cash equivalents
Beginning balance	4,319,182	$ 5,778,479	5,778,479
Changes from financing cash flows:
Repayment of bank loans	(680,821)		(1,380,703)
Principal element of lease payments
Borrowing cost paid	(91,606)		(296,420)
Total change from financing cash flows	(772,427)		(1,677,123)
Other changes:
Exchange adjustments	291,556		(78,594)
New lease
Interest expenses	91,606		296,420
Total other changes	383,162		217,826
Ending balance	$ 3,929,917		$ 4,319,182